Stock-Based Compensation - Summary of Share-based Payment Arrangement, Restricted Stock Unit, Activity (Parenthetical) (Detail) - $ / shares		12 Months Ended
	Dec. 23, 2020	Dec. 31, 2020
Granted (in shares)		1,545
Share based compensation by share based award equity instruments other than options grants in period weighted average grant date fair value		$ 11.24
Non Executive [Member] | Restricted Stock Units (RSUs) [Member]
Granted (in shares)	45,297
Share based compensation by share based award equity instruments other than options grants in period weighted average grant date fair value	$ 12.21